Agreements And Transactions With Affiliates (Balances With Affiliates) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction [Line Items]
Accounts receivable	$ 106.2	$ 106.9
Accounts payable	46.8	37.6
DCP Midstream, LLC [Member]
Related Party Transaction [Line Items]
Accounts receivable	100.0	98.7
Accounts payable	22.6	27.0
Unrealized gains on derivative instruments - current	0.6	1.3
Unrealized losses on derivative instruments - current	(0.6)	(1.8)
Unrealized losses on derivative instruments - long term	(2.6)
Spectra Energy [Member]
Related Party Transaction [Line Items]
Accounts receivable	0.1	0.3
Accounts payable	21.4	8.7
ConocoPhillips [Member]
Related Party Transaction [Line Items]
Accounts receivable	6.1	7.9
Accounts payable	0.4	1.0
Unrealized gains on derivative instruments - current	2.5	0.1
Unrealized losses on derivative instruments - current	(2.0)	(0.3)
Unconsolidated Affiliates [Member]
Related Party Transaction [Line Items]
Accounts payable	$ 2.4	$ 0.9